File No. 033-08746
ICA No. 811-04840

As filed with the Securities and Exchange Commission on June 3, 2019

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 74	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 76	[X]

(Check appropriate box or boxes)

THE TOCQUEVILLE TRUST
(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 19th Floor
New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (212) 698-0800

Robert Kleinschmidt
President
The Tocqueville Trust
40 West 57th Street, 19th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:
Michael R. Rosella, Esq.
Paul Hastings LLP
200 Park Avenue
New York, New York 10166

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on June 7, 2019 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 59 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on May 25, 2018 and pursuant to Rule 485(a)(1) would have become effective on July 24, 2018.

Post-Effective Amendment No. 60 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 23, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 61 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 21, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 62 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 19, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 63 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 16, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 64 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 14, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 65 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 11, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 66 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 10, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 67 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 10, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 70 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 8, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 72 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 8, 2019 as the new date upon which the Amendment shall become effective, with respect to The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville Phoenix Fund (formerly, the Delafield Fund) and the Tocqueville Select Fund.

This Post-Effective Amendment No. 74 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 7, 2019 as the new date upon which the Amendment shall become effective, with respect to The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville Phoenix Fund (formerly, the Delafield Fund) and the Tocqueville Select Fund.

This Post-Effective Amendment No. 74 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville Phoenix Fund (formerly, the Delafield Fund) and the Tocqueville Select Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 74 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of June, 2019.

THE TOCQUEVILLE TRUST
By: /s/ Robert Kleinschmidt
Robert Kleinschmidt
Chairman and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 74 to its Registration Statement has been signed below on June 3, 2019, by the following persons in the capacities indicated.

Signatures	Title

/s/ Robert Kleinschmidt	Chairman, President and Trustee
Robert Kleinschmidt

/s/ Helen Balk	Treasurer
Helen Balk

Charles W. Caulkins*	Trustee
James W. Gerard*	Trustee
William F. Indoe*	Trustee
William J. Nolan III*	Trustee
Alexander Douglas*	Trustee
Charles F. Gauvin*	Trustee

/s/ Thomas Pandick
Thomas Pandick
Attorney-in-Fact*

*    Executed copies of the Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on February 27, 2015.